Matthews Asia Total Return Bond Fund	March 31, 2022

Schedule of Investmentsa (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 54.3%

	Face Amount*		Value

CHINA/HONG KONG: 37.8%
Wanda Properties International Co., Ltd.
7.250%, 01/29/24[b]		5,300,000	$4,613,650
Franshion Brilliant, Ltd.
6.000%[c], 02/08/26[b,d]		4,700,000	4,418,000
ESR Cayman, Ltd.
5.650%[c], 03/02/26[b,d]	SGD	5,250,000	3,830,929
Sino-Ocean Land Treasure III, Ltd.
4.900%[c], 09/21/22[b,d]		5,000,000	3,200,000
Standard Chartered PLC
4.300%[c], 08/19/28[b,d]		3,000,000	2,632,605
China SCE Group Holdings, Ltd.
7.000%, 05/02/25[b]		4,000,000	2,120,000
KWG Group Holdings, Ltd.
7.400%, 01/13/27[b]		5,000,000	1,901,250
China Cinda Asset Management Co., Ltd.
5.500%, 03/14/28	CNY	10,000,000	1,717,361
CIFI Holdings Group Co., Ltd.
4.800%, 05/17/28[b]		2,200,000	1,713,250
Agricultural Bank of China, Ltd.
4.300%, 04/11/29[b]	CNY	10,000,000	1,616,048
China Cinda Asset Management Co., Ltd.
3.900%, 03/05/30	CNY	10,000,000	1,572,388
Times China Holdings, Ltd.
6.200%, 03/22/26[b,e]		3,900,000	1,443,000
King Talent Management, Ltd.
5.600%[c], 12/04/22[b,d]		850,000	782,000
Powerlong Real Estate Holdings, Ltd.
4.900%, 05/13/26[b]		1,500,000	525,000
Sunac China Holdings, Ltd.
6.500%, 01/26/26[b,e]		2,200,000	517,000
Logan Group Co., Ltd.
4.500%, 01/13/28[b,e]		2,376,000	463,320
Times China Holdings, Ltd.
6.750%, 07/08/25[b]		1,100,000	433,125
Times China Holdings, Ltd. 5.750%, 01/14/27[b]		800,000	304,000

Total China/Hong Kong			33,802,926

INDIA: 9.3%
Periama Holdings LLC
5.950%, 04/19/26[b]		3,600,000	3,658,680
Network i2i, Ltd.
5.650%[c], 01/15/25[d,f]		1,800,000	1,782,900
ABJA Investment Co. Pte, Ltd.
5.450%, 01/24/28[b]		1,500,000	1,546,897
ICICI Bank UK PLC 5.375%[c], 09/26/28[b]	SGD	1,750,000	1,308,584

Total India			8,297,061

INDONESIA: 6.2%
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/24[b]		3,300,000	3,252,150
PB International BV 7.625%, 12/31/25[b]		5,100,000	2,297,550

Total Indonesia			5,549,700

	Face Amount*	Value

THAILAND: 1.0%
Bangkok Bank Public Co., Ltd. 5.000%[c], 09/23/25[b,d]	900,000	$887,625

Total Thailand		887,625

TOTAL NON-CONVERTIBLE CORPORATE BONDS		48,537,312

(Cost $66,163,097)

CONVERTIBLE CORPORATE BONDS: 26.1%

CHINA/HONG KONG: 19.2%
Baozun, Inc., Cnv. 1.625%, 05/01/24	4,400,000	4,356,440
Luye Pharma Group, Ltd., Cnv. 1.500%, 07/09/24[b]	3,500,000	3,492,055
ESR Cayman, Ltd., Cnv. 1.500%, 09/30/25[b]	2,400,000	2,318,400
NIO, Inc., Cnv. 0.500%, 02/01/27	2,200,000	1,777,726
iQIYI, Inc., Cnv. 2.000%, 04/01/25	1,800,000	1,422,000
Weimob Investment, Ltd., Cnv. 0.000%, 06/07/26[b]	2,000,000	1,346,880
Meituan, Cnv. 0.000%, 04/27/28[b]	1,600,000	1,273,600
Pinduoduo, Inc., Cnv. 0.000%, 12/01/25	1,300,000	1,140,100

Total China/Hong Kong		17,127,201

MALAYSIA: 2.9%
Cerah Capital, Ltd., Cnv. 0.000%, 08/08/24[b]	2,488,000	2,551,419

Total Malaysia		2,551,419

SOUTH KOREA: 1.8%
Kakao Corp., Cnv. 0.000%, 04/28/23[b]	1,400,000	1,601,460

Total South Korea		1,601,460

NEW ZEALAND: 1.1%
Xero Investments, Ltd., Cnv. 0.000%, 12/02/25[b]	1,100,000	961,950

Total New Zealand		961,950

TAIWAN: 0.6%
United Microelectronics Corp., Cnv. 0.000%, 07/07/26[b]	600,000	578,700

Total Taiwan		578,700

SINGAPORE: 0.5%
Sea, Ltd., Cnv. 0.250%, 09/15/26	600,000	478,860

Total Singapore		478,860

TOTAL CONVERTIBLE CORPORATE BONDS		23,299,590

(Cost $25,227,567)

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Matthews Asia Total Return Bond Fund	March 31, 2022

Schedule of Investmentsa (unaudited) (continued)

FOREIGN GOVERNMENT OBLIGATIONS: 17.9%

	Face Amount*	Value

CHINA/HONG KONG: 5.5%
China Development Bank 3.800%, 01/25/36	CNY 30,000,000	$4,950,891

Total China/Hong Kong		4,950,891

INDONESIA: 5.4%
Indonesia Government Bond 8.250%, 05/15/29	IDR 34,550,000,000	2,618,415
Indonesia Government Bond 9.000%, 03/15/29	IDR 28,000,000,000	2,195,960

Total Indonesia		4,814,375

MALAYSIA: 4.7%
Malaysia Government Bond
4.642%, 11/07/33	MYR 13,000,000	3,213,145
Malaysia Government Investment Issue 3.422%, 09/30/27	MYR 4,000,000	948,096

Total Malaysia		4,161,241

THAILAND: 2.3%
Thailand Government Bond 1.600%, 12/17/29	THB 72,000,000	2,060,205

Total Thailand		2,060,205

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		15,986,712
(Cost $15,934,500)

TOTAL INVESTMENTS: 98.3%		87,823,614
(Cost $107,325,164)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.7%		1,521,585

NET ASSETS: 100.0%		$89,345,199

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

d	Perpetual security with no stated maturity date. First call date is disclosed.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $2,423,320 and 2.71% of net assets.

f	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2022, the aggregate value is $1,782,900, which is 2.00% of net assets.

*	All Values in USD unless otherwise specified.

6M THB-THBFIX	Six Month Thai Baht Interest Rate Fixing

Cnv.	Convertible

CNY	Chinese Renminbi (Yuan)

IDR	Indonesian Rupiah

KRW	Korean Won

MYR	Malaysian Ringgit

OTC	Over-the-counter

PHP	Philippine Peso

SGD	Singapore Dollar

THB	Thai Baht

USD	U.S. Dollar

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNY 15,517,440	USD 2,400,000	Bank of America, N.A.	06/23/22	$30,420
SGD 2,920,137	USD 2,140,000	Bank of America, N.A.	06/23/22	14,617
THB 65,286,820	USD 1,940,000	Bank of America, N.A.	06/23/22	26,204
USD 1,100,000	KRW 1,316,590,000	Bank of America, N.A.	06/23/22	16,840

				88,081

KRW 10,196,730,000	USD 8,550,000	Bank of America, N.A.	06/23/22	(161,137)
PHP 36,821,200	USD 730,000	Bank of America, N.A.	06/23/22	(23,593)
USD 510,000	CNY 3,277,107	Bank of America, N.A.	06/23/22	(3,277)
USD 1,310,000	CNY 8,442,950	Bank of America, N.A.	06/23/22	(12,378)
USD 591,585	CNY 3,797,383	Bank of America, N.A.	06/23/22	(3,181)
USD 610,000	THB 20,291,650	Bank of America, N.A.	06/23/22	(1,112)
USD 890,000	SGD 1,206,395	Bank of America, N.A.	06/23/22	(136)
USD 694,085	PHP 36,821,200	Bank of America, N.A.	06/23/22	(12,322)
USD 1,261,496	SGD 1,713,742	Bank of America, N.A.	06/23/22	(2,985)
USD 1,300,000	KRW 1,593,800,000	Bank of America, N.A.	06/23/22	(11,221)
USD 1,570,000	CNY 10,060,560	Bank of America, N.A.	06/23/22	(5,736)

				(237,078)

Net Unrealized Depreciation				($148,997)

2    MATTHEWS ASIA FUNDS

Matthews Asia Total Return Bond Fund	March 31, 2022

Schedule of Investmentsa (unaudited) (continued)

OTC INTEREST RATE SWAPS*

Floating Rate Paid by Fund		Fixed Rate Received by Fund			Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Depreciation
Rate	Frequency	Rate	Frequency	Counterparty

6M THB-THBFIX, 0.580%	Semi-annual	1.265%	Semi-annual	Bank of America, N.A.	09/04/2024	THB 210,000	$(203)	—	$(203)

*Swaps are not centrally cleared.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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